Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Jet Token, Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Jet Token, Inc. [Member]	Retained Earnings [Member]	Retained Earnings [Member] Jet Token, Inc. [Member]	Common Class A [Member]	Common Class B [Member]	Total	Jet Token, Inc. [Member]	Nonvoting Common Stock [Member] Jet Token, Inc. [Member]	Series Seed Preferred Stock [Member] Jet Token, Inc. [Member]	Series CF Non-voting Preferred Stock [Member] Jet Token, Inc. [Member]	Subscription Receivable [Member] Jet Token, Inc. [Member]
Balance at Dec. 31, 2020			$ 9		$ 5,743,728		$ (3,152,528)				$ 2,802,142	$ 3	$ 29,500	$ 704,396	$ (522,966)
Balance, shares at Dec. 31, 2020			85,000,000									31,402,755	983,333	18,813,002
Issuance of Class A ordinary shares (net of offering costs), shares												2,625,446
Net loss							(15,765,249)				(15,765,249)
Stock option compensation					12,690,373						12,690,373
Sale of Non-Voting Common Stock for cash					2,417,424						2,320,824				(96,600)
Receipt of subscription receivable											522,966				522,966
Balance, shares												4,119,908
Offering costs					(1,673,587)						(1,673,587)
Share exchange			$ (1)									$ 1
Balance, shares			(6,646,667)									6,646,667
Balance at Dec. 31, 2021		$ 288	$ 8		19,177,938	$ (10,498,112)	(18,917,777)			$ (10,497,824)	897,469	$ 4	$ 29,500	$ 704,396	(96,600)
Balance, shares at Dec. 31, 2021	115,000	2,875,000	78,353,333									42,169,330	983,333	18,813,002
Balance at Apr. 11, 2021
Balance, shares at Apr. 11, 2021
Issuance of Class B ordinary shares to Sponsor		$ 288		24,712						25,000
Issuance of Class B ordinary shares to Sponsor,shares		2,875,000
Issuance of Class A ordinary shares (net of offering costs)	$ 1,161			103,983,884						103,985,045
Issuance of Class A ordinary shares (net of offering costs), shares	11,615,000
Issuance of private placement warrants				5,760,000						5,760,000
Class A Ordinary shares reclassified to Commitments subject to possible redemption	$ (1,161)			(101,227,174)						(101,228,335)
Class A Ordinary shares subject to possible redemption, shares	(11,500,000)
Accretion for Class A Ordinary Shares to redemption amount				(8,541,422)		(6,956,240)				(15,497,662)
Net loss						(3,541,872)		$ (2,839,120)	$ (702,753)	(3,541,872)
Balance at Dec. 31, 2021		$ 288	$ 8		19,177,938	(10,498,112)	(18,917,777)			(10,497,824)	897,469	$ 4	$ 29,500	$ 704,396	(96,600)
Balance, shares at Dec. 31, 2021	115,000	2,875,000	78,353,333									42,169,330	983,333	18,813,002
Net loss						3,364,702		2,697,102	667,600	3,364,702	(1,895,178)
Balance at Mar. 31, 2022		$ 288				(7,133,410)				(7,133,122)
Balance, shares at Mar. 31, 2022	115,000	2,875,000
Balance at Dec. 31, 2021		$ 288	$ 8		19,177,938	(10,498,112)	(18,917,777)			(10,497,824)	897,469	$ 4	$ 29,500	$ 704,396	(96,600)
Balance, shares at Dec. 31, 2021	115,000	2,875,000	78,353,333									42,169,330	983,333	18,813,002
Class A Ordinary shares subject to possible redemption, shares
Accretion for Class A Ordinary Shares to redemption amount						(1,534,589)				(1,534,589)
Net loss						7,175,980	(7,738,203)	5,605,148	1,570,832	7,175,980	(7,738,203)
Stock option compensation					6,492,653						6,492,653
Sale of Non-Voting Common Stock for cash					2,919,704						2,904,160				(15,544)
Receipt of subscription receivable											96,600				96,600
Balance, shares												3,920,556
Offering costs					(1,691,386)						(1,691,386)
Preferred share redemption					(216,000)						(225,000)		$ (9,000)
Balance, shares													(300,000)
Balance at Dec. 31, 2022		$ 288	$ 8		26,682,909	(4,856,721)	(26,655,980)			(4,856,433)	736,293	$ 4	$ 20,500	$ 704,396	(15,544)
Balance, shares at Dec. 31, 2022	115,000	2,875,000	78,353,333									46,089,886	683,333	18,813,002
Accretion for Class A Ordinary Shares to redemption amount						(136,182)				(136,182)
Net loss						(615,245)	(2,719,522)	$ (191,771)	$ (423,474)	(615,245)	(2,719,522)
Sale of Non-Voting Common Stock for cash					1,598,630						1,512,260				(86,370)
Receipt of subscription receivable											76,435				76,435
Offering costs					(436,969)						(436,969)
Stock option compensation					1,407,044						1,407,044		$ 20,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures													683,333
Balance at Mar. 31, 2023		$ 288	$ 8		$ 29,251,614	$ (5,608,148)	$ (29,375,502)			$ (5,607,860)	$ 575,541	$ 4	$ 20,500	$ 704,396	$ (25,479)
Balance, shares at Mar. 31, 2023	115,000	2,875,000	78,353,333									48,221,393	683,333	18,813,002